Intangible Assets, Net - Schedule of estimated future amortization of intangible assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 58,683
2025	31,684
2026	15,293
2027	8,734
2028	6,621
Thereafter	8,655
Total	$ 129,670	$ 149,248